SHARE CAPITAL - REGISTERED, ISSUED AND FULLY PAID (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2000	Jul. 25, 2000	Feb. 25, 2000
Disclosure of classes of share capital [line items]
Par value per share				¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 119,896	¥ 121,071
A shares
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	95,115,471,046	95,557,771,046
Par value per share	¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 95,115	¥ 95,558
H shares
Disclosure of classes of share capital [line items]
Number of shares registered, issued and fully paid	24,780,936,600	25,513,438,600
Par value per share	¥ 1.00	¥ 1.00	¥ 1.00
Particulars of issued and paid up capital	¥ 24,781	¥ 25,513